Contents of Significant Accounts - Details of Distribution (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of equity [Line Items]
Appropriation of earnings, Legal reserve	$ 0	$ 0	$ 0
Appropriation of earnings, Cash dividends	$ 6,112,159	$ 6,906,973	$ 6,939,322
Cash dividends	$ 0.70	$ 0.50
Legal Reserve
Disclosure of equity [Line Items]
Appropriation of earnings, Legal reserve	$ 962,873	$ 831,566
Cash Dividends
Disclosure of equity [Line Items]
Appropriation of earnings, Cash dividends	$ 8,557,023	$ 6,112,159